DISCONTINUED OPERATIONS - Income statement (Details) - CAD ($) $ in Millions		12 Months Ended
	Feb. 16, 2024	Mar. 31, 2024	Mar. 31, 2023
Disclosure of analysis of single amount of discontinued operations [line items]
Revenue		$ 4,282.8	$ 4,010.6
Operating (loss) income		(185.4)	466.0
Finance expense		205.0	173.6
(Loss) earnings before income taxes		(390.4)	292.4
Income tax (recovery) expense		(9.4)	1.8
Net income from discontinued operations before after-tax gain on disposal		4.8	2.1
After-tax gain on disposal of discontinued operations		16.5	0.0
Net income from discontinued operations		21.3	2.1
Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Revenue		131.7	192.7
Expenses		132.7	184.7
Operating (loss) income		(1.0)	8.0
Finance expense		3.6	4.1
(Loss) earnings before income taxes		$ (4.6)	$ 3.9
After-tax gain on disposal of discontinued operations	$ 16.5